Segment Information - Summary of Segments and Reconciliation Operations as per Segment Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 128,771	$ 22,503	$ 79,272	$ 16,034
Inter-segment revenue	0	0	0	0
Segment revenue	128,771	22,503	79,272	16,034
Cost of care delivery	(92,137)	(18,820)	(67,254)	(19,810)
Other operating expenses, excluding amortization and depreciation	(101,862)	(80,082)	(173,042)	(156,548)
Exchange (loss)/gain	(91)	(2,146)	(2,836)	(17,075)
Share of loss of equity-accounted investees	(1,276)	(309)	(1,124)
Gain / (loss) on sale	3,917	0
EBITDA	(62,678)	(78,854)	(164,984)	(143,249)
Depreciation and amortization	(13,322)	(6,459)	(14,487)	(2,496)
Operating loss	(78,550)	(82,858)	(175,511)	(162,820)
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	129,591	22,503	79,194	16,043
Inter-segment revenue	(50)	0	(134)	30
Segment revenue	129,541	22,503	79,060	16,073
Cost of care delivery	(97,434)	(24,444)	(76,186)	(26,240)
Other operating expenses, excluding amortization and depreciation	(98,816)	(74,540)	(158,942)	(148,508)
Exchange (loss)/gain	2,095	(19,908)	17,217	16,815
Share of loss of equity-accounted investees	(1,276)	(309)	(1,124)
Gain / (loss) on sale	1,490
EBITDA	(64,399)	(96,698)	(139,975)	(141,860)
Material reconciling items [member]
Disclosure of operating segments [line items]
Revenue	(820)	0	78	(9)
Inter-segment revenue	50	0	134	(30)
Segment revenue	(770)	0	212	(39)
Cost of care delivery	(5,297)	(5,624)	8,932	6,430
Other operating expenses, excluding amortization and depreciation	(3,046)	(5,542)	(14,100)	(8,040)
Exchange (loss)/gain	(2,187)	17,762	(20,053)	260
Share of loss of equity-accounted investees	0	0	0
Gain / (loss) on sale	2,427
EBITDA	1,721	17,844	(25,009)	(1,389)
UK
Disclosure of operating segments [line items]
Revenue	56,616	19,302	44,000	14,633
Inter-segment revenue	0	0	1,194	4,081
Segment revenue	56,616	19,302	45,194	18,714
Cost of care delivery	(20,545)	(18,581)	(34,600)	(25,707)
Other operating expenses, excluding amortization and depreciation	(59,667)	(57,704)	(127,762)	(119,895)
Exchange (loss)/gain	(182)	(813)	403	314
Share of loss of equity-accounted investees	0	0	0
Gain / (loss) on sale	(2,390)
EBITDA	(26,168)	(57,796)	(116,765)	(126,574)
US
Disclosure of operating segments [line items]
Revenue	72,071	2,097	32,226	0
Inter-segment revenue	0	0	(3,094)	(2,669)
Segment revenue	72,071	2,097	29,132	(2,669)
Cost of care delivery	(75,951)	(3,040)	(34,381)	(160)
Other operating expenses, excluding amortization and depreciation	(32,976)	(10,618)	(27,190)	(23,273)
Exchange (loss)/gain	(70)	197	(246)	(83)
Share of loss of equity-accounted investees	(1,276)	(309)	0
Gain / (loss) on sale	0
EBITDA	(38,202)	(11,673)	(32,685)	(26,185)
All other segments [member]
Disclosure of operating segments [line items]
Revenue	904	1,104	2,968	1,410
Inter-segment revenue	(50)	0	1,766	(1,382)
Segment revenue	854	1,104	4,734	28
Cost of care delivery	(938)	(2,823)	(7,205)	(373)
Other operating expenses, excluding amortization and depreciation	(6,173)	(6,218)	(3,990)	(5,340)
Exchange (loss)/gain	2,348	(19,292)	17,060	16,584
Share of loss of equity-accounted investees	0	0	(1,124)
Gain / (loss) on sale	3,880
EBITDA	$ (29)	$ (27,229)	$ 9,475	$ 10,899